Income Tax Expense - Deferred Taxes Directly Charged to (Credited from) Equity (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred taxes directly charged to (credited from) equity	₩ (11,005)	₩ 16,175	₩ 122,951
Valuation gain (loss) on financial assets measured at fair value [member]
Deferred taxes directly charged to (credited from) equity	(4,499)	12,977	167,249
Share of other comprehensive gain (loss) of investment in associates and joint ventures [member]
Deferred taxes directly charged to (credited from) equity	(15,628)	292	(2,972)
Valuation gain (loss) on derivatives [member]
Deferred taxes directly charged to (credited from) equity	1,902	5,631	7,649
Remeasurement of defined benefit liabilities (assets) [member]
Deferred taxes directly charged to (credited from) equity	7,266	(2,672)	(20,867)
Gain (loss) on disposal of treasury shares and others [member]
Deferred taxes directly charged to (credited from) equity	₩ (46)	₩ (53)	₩ (28,108)